UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                     DATE OF FISCAL YEAR END: JULY 31, 2007

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                    OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS

COMMERCIAL PAPER (A) -- 72.6%
--------------------------------------------------------------------------------

                                         FACE AMOUNT        VALUE
                                        ------------    -------------
ASSET BACKED -- 25.5%

    Atomium Funding (B)
        5.281%, 11/01/06                $  3,000,000    $  3,000,000
        5.404%, 11/02/06                   4,000,000       3,999,406
        5.329%, 01/18/07                   4,000,000       3,954,587
        5.382%, 03/21/07                   4,000,000       3,918,489
    Barton Capital (B)
        5.271%, 12/12/06                   4,000,000       3,976,174
        5.265%, 01/05/07                   3,000,000       2,971,887
        5.412%, 02/09/07                   4,000,000       3,941,444
    Beethoven Funding (B)
        5.319%, 11/07/06                   4,000,000       3,996,487
        5.338%, 12/08/06                   3,000,000       2,983,751
        5.322%, 01/12/07                   3,000,000       2,968,500
    CAFCO (B)
        5.288%, 11/07/06                   4,000,000       3,996,500
        5.288%, 11/08/06                   4,000,000       3,995,917
        5.300%, 01/10/07                   3,000,000       2,969,492
    CRC Funding (B)
        5.311%, 11/13/06                   2,080,000       2,076,353
        5.289%, 12/08/06                   4,000,000       3,978,458
        5.318%, 01/12/07                   4,000,000       3,958,000
    Dollar Thrifty Funding
        5.281%, 11/02/06                   3,775,000       3,774,449
        5.288%, 11/17/06                   3,000,000       2,992,987
        5.281%, 12/04/06                   3,900,000       3,881,231
    Edison Asset Securitization (B)
        5.420%, 11/01/06                   3,000,000       3,000,000
        5.330%, 11/27/06                   5,241,000       5,221,090
        5.350%, 03/05/07                   3,000,000       2,946,163
    Giro Funding (B)
        5.404%, 11/08/06                   3,000,000       2,996,891
        5.293%, 11/14/06                   4,000,000       3,992,388
        5.340%, 12/13/06                   3,000,000       2,981,555
    Manhattan Asset Funding (B)
        5.392%, 11/06/06                   3,500,000       3,497,414
        5.340%, 11/29/06                   2,064,000       2,055,524
        5.332%, 01/19/07                   4,000,000       3,953,917
    Scaldis Capital (B)
        5.275%, 11/27/06                   3,000,000       2,988,625
        5.321%, 12/12/06                   3,000,000       2,982,062
        5.300%, 01/05/07                     882,000         873,655
        5.293%, 01/09/07                     716,000         708,823
        5.413%, 02/21/07                   3,624,000       3,564,582
    Sheffield Receivables (B)
        5.265%, 11/03/06                   4,000,000       3,998,831
        5.303%, 11/09/06                   4,000,000       3,995,316
        5.321%, 01/17/07                   4,000,000       3,955,083
        5.368%, 03/02/07                   4,000,000       3,929,686
    Windmill Funding (B)
        5.360%, 12/28/06                   4,000,000       3,966,687
        5.300%, 01/18/07                   4,000,000       3,954,673




THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                    OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMERCIAL PAPER (A) -- CONTINUED
--------------------------------------------------------------------------------
                                           FACE AMOUNT        VALUE
                                          ------------    -------------
ASSET BACKED -- CONTINUED
    Windmill Funding (B) - continued
        5.318%, 01/25/07                  $  4,000,000    $  3,950,605
                                                          -------------
                                                           136,847,682
                                                          -------------
BANKS -- 9.9%
    Bank of America
        5.283%, 11/01/06                     2,100,000       2,100,000
        5.279%, 11/20/06                     2,600,000       2,592,796
        5.362%, 12/13/06                     1,580,000       1,570,286
        5.308%, 12/18/06                     3,800,000       3,773,905
    Deutsche Bank
        5.272%, 11/14/06                     3,700,000       3,692,985
        5.281%, 03/02/07                     1,500,000       1,473,935
      Goldman Sachs Group (B)
        5.255%, 11/02/06                     7,000,000       6,998,979
      Rabobank USA Finance
             5.250%, 11/06/06                2,500,000       2,498,181
             5.271%, 11/13/06                4,000,000       3,993,000
             5.206%, 11/20/06                3,000,000       2,991,973
    Royal Bank of Scotland
        5.482%, 12/08/06                     3,000,000       2,983,473
        5.275%, 01/03/07                     4,000,000       3,963,600
        5.306%, 02/16/07                     4,000,000       3,937,999
    Societe Generale
        5.290%, 01/30/07                     4,000,000       3,948,050
        5.414%, 02/12/07                     3,000,000       2,954,766
        5.297%, 03/29/07                     4,000,000       3,915,147
                                                          -------------
                                                            53,389,075
                                                          -------------
CONSUMER PRODUCTS -- 5.3%
    Estee Lauder (B)
        5.262%, 12/04/06                     2,348,000       2,336,765
    Harley-Davidson Funding (B)
        5.246%, 11/10/06                     4,800,000       4,793,756
    Home Depot (B)
        5.243%, 11/03/06                     4,500,000       4,498,690
    Kimberly-Clark (B)
        5.233%, 11/03/06                     1,050,000       1,049,695
        5.225%, 11/06/06                     1,150,000       1,149,166
    Wal-Mart (B)
        5.269%, 11/13/06                     6,400,000       6,388,885
        5.287%, 11/28/06                     4,000,000       3,984,220
        5.279%, 12/19/06                     4,600,000       4,568,045
                                                          -------------
                                                            28,769,222
                                                          -------------

ELECTRICAL SERVICES -- 3.7%
    National Rural Utilities
        5.276%, 11/06/06                     4,000,000       3,997,083
        5.267%, 11/16/06                     4,000,000       3,991,250
        5.278%, 11/28/06                     4,000,000       3,984,250



THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                    OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMERCIAL PAPER (A) -- CONTINUED
--------------------------------------------------------------------------------
                                          FACE AMOUNT        VALUE
                                         ------------    -------------
ELECTRICAL SERVICES -- CONTINUED
    Southern (B)
        5.272%, 11/03/06                 $  1,700,000    $  1,699,504
        5.280%, 11/21/06                    1,100,000       1,096,786
        5.277%, 12/01/06                    5,000,000       4,978,125
                                                         -------------
                                                           19,746,998
                                                         -------------
FINANCE -- 23.1%
    AIG Funding
        5.265%, 01/04/07                    6,500,000       6,439,911
    Barclays US Funding
        5.325%, 11/15/06                    4,100,000       4,091,613
        5.496%, 11/24/06                    3,000,000       2,989,688
        5.323%, 01/22/07                    5,000,000       4,940,208
    CIT Group (B)
        5.488%, 11/09/06                    3,000,000       2,996,407
        5.368%, 12/11/06                    4,000,000       3,976,533
        5.353%, 01/05/07                    3,500,000       3,466,760
    Citigroup Funding
        5.318%, 11/13/06                    4,000,000       3,993,000
        5.332%, 01/16/07                    4,000,000       3,955,751
        5.314%, 03/09/07                    3,000,000       2,944,533
      General Electric Capital
       5.332%, 11/10/06                     3,000,000       2,996,055
       5.515%, 12/11/06                     3,000,000       2,982,033
       5.333%, 01/17/07                     3,000,000       2,966,377
       5.307%, 03/27/07                     3,000,000       2,937,098
    HBOS Treasury Services
        5.349%, 11/13/06                    3,000,000       2,994,725
        5.332%, 11/30/06                    3,000,000       2,987,288
        5.322%, 01/26/07                    3,000,000       2,962,375
        5.287%, 03/26/07                    4,000,000       3,917,028
    HSBC Finance
        5.320%, 11/28/06                    4,000,000       3,984,250
        5.299%, 02/06/07                    4,000,000       3,943,902
        5.356%, 03/01/07                    4,000,000       3,930,400
    ING Funding
        5.332%, 11/16/06                    4,000,000       3,991,233
        5.310%, 12/19/06                    4,000,000       3,972,053
        5.270%, 03/27/07                    3,000,000       2,937,463
    International Lease Finance
        5.310%, 11/21/06                    4,000,000       3,988,356
        5.301%, 01/26/07                    4,000,000       3,950,216
        5.307%, 02/15/07                    4,000,000       3,938,579
    Prudential (B)
        5.331%, 11/09/06                    3,000,000       2,996,493
        5.330%, 12/06/06                    4,000,000       3,979,544
        5.317%, 12/14/06                    3,000,000       2,981,187
        5.303%, 01/09/07                    4,000,000       3,959,827
    UBS Finance
        5.346%, 01/08/07                    3,000,000       2,970,222
        5.311%, 02/20/07                    4,000,000       3,935,682
        5.332%, 03/26/07                    4,000,000       3,915,981
                                                         -------------
                                                          123,912,771
                                                         -------------



THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                    OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMERCIAL PAPER (A) -- CONTINUED
--------------------------------------------------------------------------------
                                           FACE AMOUNT        VALUE
                                          ------------    -------------
FOOD & BEVERAGES -- 1.7%
    Coca-Cola Enterprises
        5.247%, 11/17/06                  $  5,250,000    $  5,237,833
        5.251%, 11/28/06                     4,000,000       3,984,340
                                                          -------------
                                                             9,222,173
                                                          -------------
OIL & GAS -- 2.5%
    Colonial Pipeline (B)
        5.260%, 11/06/06                     2,300,000       2,298,323
    Schlumberger Technology (B)
        5.294%, 11/14/06                     4,000,000       3,992,416
        5.279%, 12/27/06                     3,000,000       2,975,687
        5.305%, 01/16/07                     4,000,000       3,955,751
                                                          -------------
                                                            13,222,177
                                                          -------------
TRANSPORTATION SERVICES -- 0.9%
    UPS of America (B)
        5.377%, 07/31/07                     5,000,000       4,806,487
                                                          -------------

    TOTAL COMMERCIAL PAPER
        (Cost $389,916,585)                                389,916,585
                                                          -------------
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 2.7%
--------------------------------------------------------------------------------
    FHLB
        3.125%, 11/15/06                     1,000,000         999,081
    FHLMC
        2.875%, 12/15/06                     3,000,000       2,990,581
    FHLMC MTN
        3.000%, 11/09/06                     3,000,000       2,998,341
      FNMA
        2.750%, 11/13/06                     1,000,000         999,101
        2.625%, 11/15/06                     2,410,000       2,407,343
        3.000%, 01/12/07                     4,000,000       3,981,607
                                                          -------------

    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
        (Cost $14,376,054)                                  14,376,054
                                                          -------------
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 4.9%
--------------------------------------------------------------------------------
BANKS -- 4.9%
    Credit Suisse First Boston
        5.640%, 06/22/07                     5,000,000       5,004,805
    Deutsche Bank
        4.830%, 01/29/07                     4,000,000       3,993,227
        5.030%, 02/14/07                     3,800,000       3,792,562
    PNC Bank
        4.795%, 01/24/07                     2,100,000       2,097,256
    SunTrust Bank
        5.270%, 12/28/06                     4,000,000       4,000,000
    Washington Mutual Bank
        5.320%, 11/08/06                     3,500,000       3,499,978
    Wilmington Trust Company
        5.350%, 12/01/06                     4,000,000       4,000,030
                                                         -------------

TOTAL CERTIFICATES OF DEPOSIT
    (Cost $26,387,858)                                      26,387,858
                                                         -------------




THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                    OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 20.0%
--------------------------------------------------------------------------------
                                              FACE AMOUNT        VALUE
                                              ------------    -------------
    Goldman Sachs
    5.290%, dated 10/31/06, to be repurchased
    on 11/1/06, repurchase price $60,008,817
    (collateralized by U.S. Government
    obligations ranging in par value from
    $760,000-$6,000,000, 3.625%-6.550%,
    02/14/07-03/13/26; total market value
    $61,200,263)                             $ 60,000,000    $ 60,000,000
    Goldman Sachs
    5.300%, dated 10/31/06, to be
    repurchased on 11/1/06, repurchase
    price $47,328,694 (collateralized
    by U.S. Government obligations ranging
    in par value from $1,370,000-$6,020,000,
    2.350%-5.500%, 12/01/06-01/28/13;
    total market value $48,268,341)            47,321,727      47,321,727
                                                             -------------

    TOTAL REPURCHASE AGREEMENTS
        (Cost $107,321,727)                                   107,321,727
                                                             -------------

    TOTAL INVESTMENTS -- 100.2%
        (Cost $538,002,224) +                                $538,002,224
                                                             =============

                  PERCENTAGES BASED ON NET ASSETS OF $537,025,962

      + FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
        COST.
    (A) THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
    (B) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. THE TOTAL VALUE OF THESE SECURITIES WAS $212,127,046 AND REPRESENTED 39.5% OF NET ASSETS
   FHLB FEDERAL HOME LOAN BANK
  FHLMC FEDERAL HOME LOAN MORTGAGE CORPORATION
   FNMA FEDERAL NATIONAL MORTGAGE ASSOCIATION
    MTN MEDIUM TERM NOTE

        FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.
                                                                 UCM-QH-002-0100

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                            The Advisors' Inner Circle Fund II


By (Signature and Title)*               /s/ James F. Volk
                                        ------------------
                                        James F. Volk
                                        President
Date: December 15, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ James F. Volk
                                        ------------------
                                        James F. Volk
                                        President
Date: December 15, 2006


By (Signature and Title)*               /s/ Michael Lawson
                                        ------------------------------
                                        Michael Lawson
                                        Controller and Chief Financial Officer
Date: December 15, 2006


* Print the name and title of each signing officer under his or her signature.